Contract balances (Details) - Schedule of consolidated balance sheets - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of consolidated balance sheets [Abstract]
Deferred revenue	¥ 388,861	¥ 468,815
Financial liabilities	¥ 384,561	¥ 490,095